Intangible Assets (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,385	$ 137,598	$ 46,702	$ 274,707	$ 543,320	$ 638,579
Intangible impairment expense	$ 11,971		$ 15,577		$ 31,272	$ 103,800